Document and Entity Information	Mar. 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	TENET HEALTHCARE CORP
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000070318
Document Type	8-K
Document Period End Date	Mar. 19, 2020
Entity Incorporation State Country Code	NV
Entity File Number	1-7293
Entity Tax Identification Number	95-2557091
Entity Address, Address Line One	14201 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75254
City Area Code	(469)
Local Phone Number	893-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock $0.05 par value
Trading Symbol	THC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Senior Notes due 2031
Trading Symbol	THC31
Security Exchange Name	NYSE